UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period __________ to ___________

Date of Report (Date of earliest event reported): _____________

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Harvest Commercial Capital Loan Trust 2024-1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0002024666

Central Index Key Number of issuing entity (if applicable): _______________

Central Index Key Number of underwriter (if applicable): _________________

Jason T. Raefski, Chief Financial Officer, (949) 556-7543

Name and telephone number, including area code,
of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is a copy of GrantThornton LLP's Report, dated May 24, 2024 with respect to certain agreed-upon procedures (the “Report”).

Attached as Exhibit 99.2 hereto is a copy of AMC Diligence, LLC’s Report, dated April 18, 2024 with respect to certain agreed-upon procedures (the “Additional Report”).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

EL TORO-3, LLC
(Depositor)

By:	/s/ Jason T. Raefski
Name: Jason T. Raefski
Title: Chief Financial Officer

Date: May 24, 2024

EXHIBIT INDEX

99.1	Report of GrantThornton LLPC (“GT”) on Applying Agreed-Upon Procedures dated May 24, 2024
99.2	Additional Report of AMC Diligence, LLC (“AMC”) dated April 18, 2024
Schedule 1 – AMC Due Diligence Executive Summary
Schedule 2 – AMC Loan Level Exception – Final Grades
Schedule 3 – AMC Loan Level Exception – Exception Grades
Schedule 4 – AMC Valuation Report
Schedule 5 – AMC Title Diligence Summary
Schedule 6 – AMC Title Diligence Exceptions
Schedule 7 – AMC Servicing Pay History
Schedule 8 – AMC Delinquency Summary